Trade receivables and other current assets - Schedule of Trade Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 1,837	€ 2,977